SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
Use of estimates

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates are used when accounting for such items as the fair value and recoverability of the carrying value of property and equipment and intangible assets (patents and licenses), determining the Incremental Borrowing Rate (“IBR”) for calculating Right-Of-Use (“ROU”) assets and lease liabilities, deferred expenses, deferred revenue, the fair value of options, warrants and related disclosure of contingent assets and liabilities. The Company bases its estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. On an ongoing basis, the Company reviews its estimates to ensure that they appropriately reflect changes in the business or as new information becomes available. Actual results may differ from these estimates.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated.

Revenue Recognition

Revenue Recognition

Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract, determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

The Company enters into licensing agreements that are within the scope of ASC 606, under which it may exclusively license rights to research, develop, manufacture and commercialize its product candidates to third parties. The terms of these arrangements typically include payment to the Company of one or more of the following: non-refundable, upfront license fees; reimbursement of certain costs; customer option exercise fees; development, regulatory and commercial milestone payments; and royalties on net sales of licensed products.

In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. As part of the accounting for these arrangements, the Company must use significant judgment to determine: (a) the number of performance obligations based on the determination under step (ii) above; (b) the transaction price under step (iii) above; and (c) the stand-alone selling price for each performance obligation identified in the contract for the allocation of transaction price in step (iv) above. The Company uses judgment to determine whether milestones or other variable consideration, except for royalties, should be included in the transaction price as described further below. The transaction price is allocated to each performance obligation on a relative stand-alone selling price basis, for which the Company recognizes revenue as or when the performance obligations under the contract are satisfied.

Amounts received prior to revenue recognition are recorded as deferred revenue. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as current portion of deferred revenue in the accompanying consolidated balance sheets. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, net of current portion.

Exclusive Licenses. If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenue from non-refundable, upfront fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. In assessing whether a performance obligation is distinct from the other performance obligations, the Company considers factors such as the research, development, manufacturing and commercialization capabilities of the collaboration partner and the availability of the associated expertise in the general marketplace. In addition, the Company considers whether the collaboration partner can benefit from a performance obligation for its intended purpose without the receipt of the remaining performance obligation, whether the value of the performance obligation is dependent on the unsatisfied performance obligation, whether there are other vendors that could provide the remaining performance obligation, and whether it is separately identifiable from the remaining performance obligation. For licenses that are combined with other performance obligation, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition. The measure of progress, and thereby periods over which revenue should be recognized, are subject to estimates by management and may change over the course of the research and development and licensing agreement. Such a change could have a material impact on the amount of revenue the Company records in future periods.

Milestone Payments. At the inception of each arrangement that includes research or development milestone payments, the Company evaluates whether the milestones are considered probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. An output method is generally used to measure progress toward complete satisfaction of a milestone. Milestone payments that are not within the control of the Company or the licensee, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. The Company evaluates factors such as the scientific, clinical, regulatory, commercial, and other risks that must be overcome to achieve the particular milestone in making this assessment. There is considerable judgment involved in determining whether it is probable that a significant revenue reversal would not occur. At the end of each subsequent reporting period, the Company re-evaluates the probability of achievement of all milestones subject to constraint and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenue and earnings in the period of adjustment.

Collaborative Arrangements

Collaborative Arrangements

The Company analyzes its collaboration arrangements to assess whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities and therefore within the scope of ASC Topic 808, Collaborative Arrangements (ASC 808). This assessment is performed throughout the life of the arrangement based on changes in the responsibilities of all parties in the arrangement. For collaboration arrangements within the scope of ASC 808 that contain multiple elements, the Company first determines which elements of the collaboration are deemed to be within the scope of ASC 808 and which elements of the collaboration are more reflective of a vendor-customer relationship and therefore within the scope of ASC 606. For elements of collaboration arrangements that are accounted for pursuant to ASC 808, an appropriate recognition method is determined and applied consistently, generally by analogy to ASC 606. Amounts that are owed to collaboration partners are recognized as an offset to collaboration revenue as such amounts are incurred by the collaboration partner. For those elements of the arrangement that are accounted for pursuant to ASC 606, the Company applies the five-step model described above under ASC 606.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less from the date of purchase to be cash equivalents. As of October 31, 2021 and 2020, the Company had cash equivalents of approximately $17.2 million and $17.1 million, respectively.

Concentrations of Credit Risk

Concentration of Credit Risk

The Company maintains its cash in bank deposit accounts (checking) that at times exceed federally insured limits. Approximately $41.6 million is subject to credit risk at October 31, 2021. The Company has not experienced any losses in such accounts.

Deferred Expenses

Deferred Expenses

Deferred expenses consist of advanced payments made on research and development projects. Expense is recognized in the consolidated statement of operations as the research and development activity is performed.

Property and Equipment, Net

Property and Equipment

Property and equipment are stated at cost. Additions and improvements that extend the lives of the assets are capitalized, while expenditures for repairs and maintenance are expensed as incurred. Leasehold improvements are amortized on a straight-line basis over the shorter of the asset’s estimated useful life or the remaining lease term. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets ranging from three to ten years.

When depreciable assets are retired or sold the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in operations.

Intangible Assets

Intangible Assets

Intangible assets are recorded at cost and include patents and patent application costs, licenses and software. Intangible assets are amortized on a straight-line basis over their estimated useful lives ranging from three to 20 years. Patent application costs are written-off if the application is rejected, withdrawn or abandoned.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company periodically assesses the carrying value of intangible and other long-lived assets, and whenever events or changes in circumstances indicate that the carrying amount of an asset might not be recoverable. The assets are considered to be impaired if the Company determines that the carrying value may not be recoverable based upon its assessment, which includes consideration of the following events or changes in circumstances:

●	the asset’s ability to continue to generate income from operations and positive cash flow in future periods;
●	loss of legal ownership or title to the asset(s);
●	significant changes in the Company’s strategic business objectives and utilization of the asset(s); and
●	the impact of significant negative industry or economic trends.

If the assets are considered to be impaired, the impairment recognized is the amount by which the carrying value of the assets exceeds the fair value of the assets. Fair value is determined by the application of discounted cash flow models to project cash flows from the assets. In addition, the Company bases estimates of the useful lives and related amortization or depreciation expense on its subjective estimate of the period the assets will generate revenue or otherwise be used by it. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less selling costs. The Company also periodically reviews the lives assigned to long-lived assets to ensure that the initial estimates do not exceed any revised estimated periods from which the Company expects to realize cash flows from its assets.

Leases

Leases

At the inception of an arrangement, the Company determines whether an arrangement is or contains a lease based on the facts and circumstances present in the arrangement. An arrangement is or contains a lease if the arrangement conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Most leases with a term greater than one year are recognized on the consolidated balance sheet as operating lease right-of-use assets and current and long-term operating lease liabilities, as applicable. The Company has elected not to recognize on the consolidated balance sheet leases with terms of 12 months or less. The Company typically only includes the initial lease term in its assessment of a lease arrangement. Options to extend a lease are not included in the Company’s assessment unless there is reasonable certainty that the Company will renew.

Operating lease liabilities and their corresponding right-of-use assets are recorded based on the present value of lease payments over the expected remaining lease term. Certain adjustments to the right-of-use asset may be required for items such as prepaid or accrued rent. The interest rate implicit in the Company’s leases is typically not readily determinable. As a result, the Company utilizes its incremental borrowing rate, which reflects the fixed rate at which the Company could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment.

Net Loss per Share

Net Income (Loss) per Share

Basic net income or loss per common share is computed by dividing net income or loss available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share give effect to dilutive options, warrants, restricted stock units and other potential common stock outstanding during the period. In the case of a net loss, the impact of the potential common stock resulting from warrants, outstanding stock options and convertible debt are not included in the computation of diluted loss per share, as the effect would be anti-dilutive. In the case of net income, the impact of the potential common stock resulting from these instruments that have intrinsic value are included in the diluted earnings per share. The table below sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share:

	As of July 31,
	2022	2021
Warrants	377,818	377,818
Stock options	11,118	12,892
Total	388,936	390,710

Net Income (Loss) per Share

Basic net income or loss per common share is computed by dividing net income or loss available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share give effect to dilutive options, warrants, restricted stock units and other potential common stock outstanding during the period. In the case of a net loss, the impact of the potential common stock resulting from warrants, outstanding stock options and convertible debt are not included in the computation of diluted loss per share, as the effect would be anti-dilutive. In the case of net income, the impact of the potential common stock resulting from these instruments that have intrinsic value are included in the diluted earnings per share. The table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share (as of October 31, 2020, 327,338 warrants are included in the basic earnings per share computation because the exercise price is $0):

	As of October 31,
	2021	2020
Warrants	377,818	4,971
Stock options	11,192	12,647
Restricted stock units	-	69
Total	389,010	17,687

Research and Development

Research and Development Expenses

Research and development costs are expensed as incurred and include but are not limited to clinical trial and related manufacturing costs, payroll and personnel expenses, lab expenses, and related overhead costs.

Stock-Based Compensation

Stock Based Compensation

The Company has an equity plan which allows for the granting of stock options to its employees, directors and consultants for a fixed number of shares with an exercise price equal to the fair value of the shares at date of grant. The Company measures the cost of services received in exchange for an award of equity instruments based on the fair value of the award. The fair value of the award is measured on the grant date and is then recognized over the requisite service period, usually the vesting period, in both research and development expenses and general and administrative expenses on the consolidated statement of operations, depending on the nature of the services provided by the employees or consultants.

The process of estimating the fair value of stock-based compensation awards and recognizing stock-based compensation cost over their requisite service period involves significant assumptions and judgments. The Company estimates the fair value of stock option awards on the date of grant using the Black Scholes Model for the remaining awards, which requires that the Company makes certain assumptions regarding: (i) the expected volatility in the market price of its common stock; (ii) dividend yield; (iii) risk-free interest rates; and (iv) the period of time employees are expected to hold the award prior to exercise (referred to as the expected holding period). As a result, if the Company revises its assumptions and estimates, stock-based compensation expense could change materially for future grants.

The Company accounts for stock-based compensation using fair value recognition and records forfeitures as they occur. As such, the Company recognizes stock-based compensation cost only for those stock-based awards that vest over their requisite service period, based on the vesting provisions of the individual grants.

Fair Value of Financial Instruments:

Fair Value of Financial Instruments

The carrying value of financial instruments, including cash and cash equivalents and accounts payable, approximated fair value as of the balance sheet date presented, due to their short maturities.

Derivative Financial Instruments

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For share-based derivative financial instruments, the Company used the Monte Carlo simulation model, the Black Scholes model and a binomial model to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the consolidated balance sheet as current or non-current based on whether or not net-cash settlement of the instrument could be required within 12 months after the balance sheet date.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company used the Monte Carlo simulation model and the Black Scholes model to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the consolidated balance sheet as current or non-current based on whether or not net-cash settlement of the instrument could be required within 12 months of the balance sheet date.

Sequencing Policy

Sequencing Policy

The Company adopted a sequencing policy under ASC 815-40-35, if reclassification of contracts from equity to liabilities is necessary pursuant to ASC 815 due to the Company’s inability to demonstrate it has sufficient authorized shares. This was due to the Company committing more shares than authorized. Certain instruments are classified as liabilities, after allocating available authorized shares on the basis of the most recent grant date of potentially dilutive instruments. Pursuant to ASC 815, issuances of securities granted as compensation in a share-based payment arrangement are not subject to the sequencing policy.

Income Taxes

Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

Newly Issued Accounting Pronouncements

Recent Accounting Standards

In December 2019, the FASB issued ASU 2019-12, Simplification of Income Taxes (Topic 740) Income Taxes (“ASU 2019-12”). ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify U.S. GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019-12 is effective for public companies for annual periods beginning after December 15, 2020, including interim periods within those fiscal years. The Company adopted this standard effective November 1, 2021 and it is not material to the financial results of the Company.

In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for certain convertible instruments, amends guidance on derivative scope exceptions for contracts in an entity’s own equity, and modifies the guidance on diluted earnings per share (“EPS”) calculations as a result of these changes. The standard will be effective for the Company for fiscal years beginning after December 15, 2023 and can be applied on either a fully retrospective or modified retrospective basis. Early adoption is permitted for fiscal years beginning after December 15, 2020. The Company adopted this standard effective November 1, 2021 and it is not material to the financial results of the Company.

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material impact on the accompanying condensed consolidated financial statements.

Recent Accounting Standards

In December 2019, the FASB issued ASU 2019-12, Simplification of Income Taxes (Topic 740) Income Taxes (“ASU 2019-12”). ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify U.S. GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019-12 is effective for public companies for annual periods beginning after December 15, 2020, including interim periods within those fiscal years. The standard will apply as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted and is not material to the financial results of the Company.

In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for certain convertible instruments, amends guidance on derivative scope exceptions for contracts in an entity’s own equity, and modifies the guidance on diluted earnings per share (“EPS”) calculations as a result of these changes. The standard will be effective for the Company for fiscal years beginning after December 15, 2023 and can be applied on either a fully retrospective or modified retrospective basis. Early adoption is permitted for fiscal years beginning after December 15, 2020. We are currently evaluating the impact of this standard on our consolidated financial statements.

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material impact on the accompanying consolidated financial statements.

Basis of Presentation

Basis of Presentation/Estimates

The accompanying unaudited interim condensed consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information, and in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) with respect to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements and the accompanying unaudited interim condensed consolidated balance sheet as of July 31, 2022 has been derived from the Company’s October 31, 2021 audited financial statements. In the opinion of management, the unaudited interim condensed consolidated financial statements furnished include all adjustments (consisting of normal recurring accruals) necessary for a fair statement of the results for the interim periods presented.

Operating results for interim periods are not necessarily indicative of the results to be expected for the full year. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and the related disclosures at the date of the financial statements and during the reporting period. Significant estimates include the timelines associated with revenue recognition on upfront payments received, fair value and recoverability of the carrying value of property and equipment and intangible assets, fair value of warrant liability, grant date fair value of options, deferred tax assets and any related valuation allowance and related disclosure of contingent assets and liabilities. On an on-going basis, the Company evaluates its estimates, based on historical experience and on various other assumptions that it believes to be reasonable under the circumstances. Actual results could materially differ from these estimates.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the financial statements of the Company as of and for the fiscal year ended October 31, 2021 and notes thereto contained in this proxy statement/prospectus.

Cash and Cash Equivalents and Short-term restricted bank deposits

Restricted Cash

On January 31, 2022, the Company transferred $5,250,000 into an escrow fund to fund a potential Series D preferred stock redemption. On April 6, 2022, the Series D convertible preferred stock was redeemed utilizing the entire amount held in the escrow fund.

Convertible Preferred Stock

Convertible Preferred Stock

Preferred shares subject to mandatory redemption are classified as liability instruments and are measured at fair value. The Company classifies conditionally redeemable preferred shares, which includes preferred shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control, as temporary equity (“mezzanine”) until such time as the conditions are removed or lapse.

Reverse Stock Split

Reverse Stock Split

On March 31, 2022, the Company’s stockholders voted to approve an amendment to allow the Company to execute a reverse stock split of common stock within a range of 1 for 20 to 1 for 80, without reducing the authorized number of shares of the common stock, at the discretion of the Board of Directors. On June 3, 2022, the Board of Directors approved a 1 for 80 reverse stock split, which became effective on June 6, 2022. All references in this Report to number of shares, price per share and weighted average number of shares of common stock outstanding prior to this reverse stock split have been adjusted to reflect the reverse stock split on a retroactive basis, unless otherwise noted.

Ayala Pharmaceuticals Inc [Member]
Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements. Actual results could differ from those estimates.

Use of Estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements. Actual results could differ from those estimates.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and the Subsidiary. Intercompany balances and transactions have been eliminated upon consolidation.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, which applies to all contracts with customers. Under Topic 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps:

(i)	identify the contract(s) with a customer;

(ii)	identify the performance obligations in the contract;

(iii)	determine the transaction price;

(iv)	allocate the transaction price to the performance obligations in the contract; and

(v)	recognize revenue when (or as) the entity satisfies a performance obligation.

At contract inception, once the contract is determined to be within the scope of Topic 606, the Company assesses the goods or services promised within the contract and determines those that are performance obligations and assesses whether each promised good or service is distinct.

Customer option to acquire additional goods or services gives rise to a performance obligation in the contract only if the option provides a material right to the customer that it would not receive without entering into that contract.

In a contract with multiple performance obligations, the Company must develop estimates and assumptions that require judgment to determine the underlying stand-alone selling price for each performance obligation, which determines how the transaction price is allocated among the performance obligations.

The Company evaluates each performance obligation to determine if it can be satisfied at a point in time or over time.

Revenue is recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Company expect to be entitled to receive in exchange for those goods or services.

In December 2018, the Company entered into an Evaluation Option to acquire License Agreement (the “Novartis Agreement”) with Novartis International Pharmaceutical Limited (“Novartis”) for which the company is paid for its research and development costs. For additional details regarding the Novartis Agreement, refer to Note 5.

The Company concluded that there is one distinct performance obligation under the Novartis Agreement: Research and development services, obligation which is satisfied over time.

Revenue associated with the research and development services in the amount of $3.5 million and $3.7 million was recognized in 2021 and 2020 respectively.

The Company concluded that progress towards completion of the research and development performance obligation related to the Novartis Agreement is best measured in an amount proportional to the expenses incurred from the total estimated expenses. The Company periodically reviews and updates its estimates, when appropriate, which may adjust revenue recognized for the period. The transaction price to be recognized as revenue under the Novartis Agreement consists of the reimbursable research and development costs.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents. Bank deposits are held by accredited financial institutions and these deposits may at times be in excess of insured limits. Money Market funds are of Prime A and only invested in government issued securities. The Company limits its credit risk associated with cash and cash equivalents by placing them with financial institutions that it believes are of high-quality credit rating. The Company has not experienced any losses on its deposits of cash or cash equivalents.

Company’s trade receivables are from one customer as of December 31, 2021, and December 31, 2020. In addition, the potential risk of loss with any one counterparty resulting from this type of credit risk is monitored on an ongoing basis. The Company grants credit of 45 days to this one customer.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful lives of the related assets, at the following annual rates:

Computers and Software	33%
Lab Equipment	15%
Office Furniture and Equipment	7%

Leasehold improvements are amortized on a straight-line basis over the shorter of the assets’ estimated useful life or the remaining term of the lease.

Maintenance and repair costs are expensed as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company’s long-lived assets are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If indicators of impairment exist and the undiscounted future cash flows that the assets are expected to generate are less than the carrying value of the assets, the Company reduces the carrying amount of the assets through an impairment charge, to their estimated fair values. During the years ended December 31, 2021, and 2020, no impairment indicators have been identified.

Net Loss per Share

Net Loss per Share

Basic loss per share is computed by dividing the net loss by the weighted average number of shares of Common Stock outstanding during the period. Diluted loss per share is computed by dividing the net loss by the weighted average number of shares of Common Stock outstanding together with the number of additional shares of Common Stock that would have been outstanding if all potentially dilutive shares of Common Stock had been issued. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of Common Stock are anti-dilutive.

The calculation of basic and diluted loss per share includes 1,333,333 warrants with an exercise price of $0.01 for the three and nine months ended September 30, 2022.

The calculation of basic and diluted loss per share includes 1,333,333 and 1,091,158 weighted average warrants with an exercise price of $0.01 for the three and nine month ended September 30, 2021, respectively.

AYALA PHARMACEUTICALS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES (continued):

The calculation of diluted loss per share does not include 583,332 Warrants and 1,141,927 options outstanding to purchase common stock with anti-dilutive effect for the three and nine months ended September 30, 2022.

The calculation of diluted loss per share does not include 583,332 Warrants and 913,194 options outstanding to purchase common stock with anti-dilutive effect for the three and nine month ended September 30, 2021.

Basic and Diluted Net Loss per Share

Basic loss per share is computed by dividing the net loss by the weighted average number of shares of Common Stock outstanding during the period. Diluted loss per share is computed by dividing the net loss by the weighted average number of shares of Common Stock outstanding together with the number of additional shares of Common Stock that would have been outstanding if all potentially dilutive shares of Common Stock had been issued. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of Common Stock are anti-dilutive.

Research and Development

Research and Development

Research and development costs are expensed as incurred. Research and development costs include payroll and personnel expenses, consulting costs, external contract research and development expenses, raw materials, drug product manufacturing costs, and allocated overhead including depreciation, rent, and utilities. Research and development costs that are paid in advance of performance are classified as a prepaid expense and amortized over the service period as the services are provided.

Stock-Based Compensation

Stock-Based Compensation

The Company measures its stock-based payment awards made to employees, directors, and non-employee service providers based on estimated fair values. The fair value of each option award is estimated on the grant date using the Black-Scholes option pricing model. The Company recognizes compensation expenses based on the accelerated method over the requisite service period. The Company recognizes forfeitures of awards as they occur.

The Black-Scholes option pricing model requires a number of assumptions, of which the most significant are share price, expected volatility, expected option term (the time from the grant date until the options are exercised or expire), risk-free rate, and expected divided rate. Share price is estimated based on third party valuation (see also Note 9). After the IPO, the fair value of each ordinary share was based on the closing price of the Company’s publicly traded ordinary shares as reported on the date of the grant.

Fair Value of Financial Instruments:

Fair Value of Financial Instruments:

The Company measures and discloses the fair value of financial assets and liabilities in accordance with ASC Topic 820, “Fair Value Measurement.” Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable inputs that are based on inputs not quoted on active markets but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data are available.

Restricted bank deposits, trade receivables, trade payables are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. This standard prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, if it is more likely than not that some portion of the entire deferred tax asset will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740-10, “Income Taxes”. Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.

Newly Issued Accounting Pronouncements

Newly Issued Accounting Pronouncements

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflects this election.

In February 2016, the FASB issued ASU 2016-02—Leases, requiring the recognition of lease assets and liabilities on the balance sheet. The standard:

(a) clarifies the definition of a lease; (b) requires a dual approach to lease classification similar to current lease classifications; and (c) causes lessees to recognize leases on the balance sheet as a lease liability with a corresponding right-of-use asset for leases with a lease-term of more than 12 months. The standard is effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company estimates the change in liabilities of $4.3 million and change in assets of $4.2 million.

In June 2016, the FASB issued ASU No. 2016-13 (Topic 326), Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance will be effective for the Company for fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company believes Adoption of the standard will not have a material impact on the financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing a variety of exceptions within the framework of ASC 740. These exceptions include the exception to the incremental approach for intra-period tax allocation in the event of a loss from continuing operations and income or a gain from other items (such as other comprehensive income), and the exception to using general methodology for the interim period tax accounting for year-to-date losses that exceed anticipated losses. The guidance will be effective for the Company beginning January 1, 2022, and interim periods in fiscal years beginning January 1, 2023. Early adoption is permitted. The Company believes Adoption of the standard will not have a material impact on the financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflects this election.

In February 2016, the FASB issued ASU 2016-02—Leases, requiring the recognition of lease assets and liabilities on the balance sheet. The standard: (a) clarifies the definition of a lease; (b) requires a dual approach to lease classification similar to current lease classifications; and (c) causes lessees to recognize leases on the balance sheet as a lease liability with a corresponding right-of-use asset for leases with a lease-term of more than 12 months. The standard will be effective for the Company for fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact of adopting this new guidance on its financial statements.

In June 2016, the FASB issued ASU No. 2016-13 (Topic 326), Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance will be effective for the Company for fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently evaluating the effect that ASU 2016-13 will have on its consolidated financial statements and related disclosures.

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). The final guidance issued by the FASB for convertible instruments eliminates two of the three models in ASC 470-20 that require separate accounting for embedded conversion features. Separate accounting is still required in certain cases. Additionally, among other changes, the guidance eliminates some of the conditions for equity classification in ASC 815-40-25 for contracts in an entity’s own equity. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and include the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is currently evaluating the potential impact of this guidance on its consolidated financial statements.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by GAAP for annual financial statements. In the opinion of management, all adjustments (of a normal recurring nature) considered necessary for a fair statement of the results for the interim periods presented have been included. Operating results for the interim period are not necessarily indicative of the results that may be expected for the full year.

These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the year ended December 31, 2021, included in the Company’s Annual Report on Form 10-K filed for the year ended December 31, 2021 (the “Annual Report”) with the Securities and Exchange Commission (the “SEC”). The Company’s significant accounting policies have not changed materially from those included in Note 2 of the Company’s consolidated financial statements for the year ended December 31, 2021, included in the Company’s Annual Report, unless otherwise stated.

Cash and Cash Equivalents and Short-term restricted bank deposits

Cash and Cash Equivalents and Short-term restricted bank deposits

The Company considers all highly liquid certificates of deposits with original maturities of three months or less from the purchase date to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market accounts in the United States and are stated at fair value. Short-term restricted bank deposits consist of a bank deposit accounts that serves as collateral for a credit card agreement and lease agreements at one of the Company’s financial institutions.

Consolidated Financial Statements in U.S. Dollars

Consolidated Financial Statements in U.S. Dollars

A substantial portion of the Company’s financing activities, including equity transactions and cash investments, are incurred in U.S. dollars. The Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

A subsidiary’s functional currency is the currency of the primary economic environment in which the subsidiary operates; normally, that is the currency of the environment in which a subsidiary primarily generates and expends cash. In making the determination of the appropriate functional currency for a subsidiary, the Company considers cash flow indicators, local market indicators, financing indicators and the subsidiary’s relationship with both the parent company and other subsidiaries. For subsidiaries that are primarily a direct and integral component or extension of the parent entity’s operations, the U.S. dollar is the functional currency.

The Company has determined the functional currency of its foreign subsidiary is the U.S. Dollar. The foreign operation is considered a direct and integral part or extension of the Company’s operations. The day-to-day operations of the foreign subsidiary are dependent on the economic environment of the U.S. Dollar.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are remeasured into U.S. dollars in accordance with Statement of the Accounting Standard Codification (“ASC”) No. 830 “Foreign Currency Matters” (“ASC No. 830”). All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expenses as appropriate.

Accrued Post-Employment Benefit

Accrued Post-Employment Benefit

Under Israeli employment laws, employees of the Company are included under Section 14 of the Severance Compensation Act, 1963 (“Section 14”) for a portion of their salaries. According to Section 14, these employees are entitled to monthly payments made by the Company on their behalf with insurance companies.

Payments in accordance with Section 14 release the Company from any future severance payments with respect to those employees. The obligation to make the monthly deposits is expensed as incurred. In addition, the aforementioned deposits are not recorded as an asset in the consolidated balance sheet, and there is no liability recorded as the Company does not have a future obligation to make any additional payments. Severance costs amounted to approximately $0.3 million and $0.2 million for the year ended December 31, 2021 and 2020, respectively.

The Company maintains a 401(k) retirement savings plan for its U.S. employees. Each eligible employee may elect to contribute a portion of the employee’s compensation to the plan. As of December 31, 2021, and 2020, the Company has matched 100% of all employee contributions, up to 6% of the employee’s base salary.

Acquired In-Process Research and Development

Acquired In-Process Research and Development

In an asset acquisition, the initial costs of rights to in-process research and development projects acquired are expensed as R&D in the consolidated statements of operations unless the in-process research and development has an alternative future use. In a business combination, the fair value of in-process research and development is capitalized as an indefinite-lived intangible asset, regardless of whether the in-process research and development asset has an alternative future use.

Clinical Trial Costs

Clinical Trial Costs

Clinical trial costs are a component of research and development expenses. The Company bases its expenses related to Clinical Research Organization (“CRO”) on the services received, and efforts expanded pursuant to agreements with them. The financial terms of these agreements are subject to negotiation, vary from contract to contract and may result in uneven payment flows. In instances where payments made to CROs exceed the level of services provided and result in a prepayment of the research and development expenses. For reoccurring services fees, the Company calculates the time period over which services will be performed and the level of effort to be expanded in each period. If the actual timing of the performance of services varies from the calculation, the Company adjusts the accrual or amount of prepaid expenses accordingly. Non-refundable advance payments for goods and services that will be used in future research and development activities are expensed when the activity has been performed or when the goods have been received rather than when the payment is made.

Patent Costs

Patent Costs

Legal and related patent costs are expensed as incurred as their realization is uncertain. Costs related to patent registration are classified as general and administrative expenses, and costs related to acquired patents are classified as research and development expenses in the accompanying consolidated statements of operations.

Contingent Liabilities

Contingent Liabilities

The Company accounts for its contingent liabilities in accordance with ASC No. 450, “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. As of December 31, 2021, and 2020, the Company is not a party to any litigation that could have a material adverse effect on the Company’s business, financial position, results of operations or cash flows.

Expected volatility

Expected volatility

As the Company has a short trading history for its ordinary shares, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

Expected Dividend Yield			Expected Dividend Yield The Company has historically not paid dividends and has no foreseeable plans to pay dividends, therefore the Company uses an expected dividend yield of 0%.
Risk-Free Interest Rate

Risk-Free Interest Rate

The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent expected term.

Expected Term The expected option term is calculated for options granted to employees and directors using the “simplified” method. Under this approach, the expected term is presumed to be the midpoint between the weighted average vesting term and the contractual term of the option. The simplified method makes the assumption that the employee will exercise share options evenly over the period when the share options are vested and ending on the date when the share options expire. The expected option term for options granted to non-employees is based on the contractual term. Changes in the determination of each of the inputs can affect the fair value of the share options granted and the results of operations of the Company.

Restricted shares are value as fair value of shares on date of grant.

Segment Information

Segment Information

Financial information is available for evaluation by the chief operating decision maker, the Company’s Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment. Operating segments are defined as components of an enterprise in which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance.

General

General

a)	Ayala Pharmaceuticals, Inc. (the “Company”) was incorporated in November 2017. The Company is a clinical stage oncology company dedicated to developing and commercializing small molecule therapeutics for patients suffering from rare and aggressive cancers, primarily in genetically defined patient populations. The Company’s current portfolio of product candidates, AL101 and AL102, target the aberrant activation of the Notch pathway with gamma secretase inhibitors.

b)	In 2017, the Company entered into an exclusive worldwide license agreement with respect to AL101 and AL102. See note 4.

c)	The Company’s lead product candidates, AL101 and AL102, have completed preclinical and Phase 1 studies. AL102 is currently being evaluated in a pivotal Phase 2/3 trial (RINGSIDE) in patients with Desmoids tumors and is being evaluated in a Phase 1 clinical trial in combination with Novartis’ BMCA targeting agent, WVT078, in Patients with relapsed/refractory Multiple Myeloma. AL101 is currently being evaluated in a Phase 2 trial (ACCURACY) in patients with R/M ACC bearing Notch-activating mutations is ongoing.

d)	The Company has a wholly-owned Israeli subsidiary, Ayala-Oncology Israel Ltd. (the “Subsidiary”), which was incorporated in November 2017.

Certain Transactions

Certain Transactions

On February 19, 2021, the Company entered into a Securities Purchase Agreement (the “2021 Purchase Agreement”) with the purchasers named therein (the “Investors”). Pursuant to the 2021 Purchase Agreement, the Company agreed to sell (i) an aggregate of 333,333 shares of the Company’s common stock (the “Common Stock”), par value $0.01 per share (the “Private Placement Shares”), together with warrants to purchase an aggregate of 116,666 shares of its Common Stock with an exercise price of $18.10 per share (the “Common Warrants”), for an aggregate purchase price of $4,999,995.00 and (ii) pre-funded warrants to purchase an aggregate of 1,333,333 shares of its Common Stock with an exercise price of $0.01 per share (the “Pre-Funded Warrants” and collectively with the Common Warrants, the “Private Placement Warrants”), together with an aggregate of 466,666 Common Warrants, for an aggregate purchase price of $19,986,661.67 (collectively, the “Private Placement”). The Private Placement closed on February 23, 2021.

In June 2021, the Company entered into an Open Market Sales Agreement, or the Sales Agreement, with Jefferies LLC, or Jefferies, as sales agent, pursuant to which the Company may, from time to time, issue and sell Common Stock with an aggregate value of up to $200.0 million in “at-the-market” offerings (the “ATM”), under its registration statement on Form S-3 (File No. 333-256792) filed with the SEC on June 4, 2021 (the “ATM Registration Statement”). Sales of Common Stock, if any, pursuant to the Sales Agreement, may be made in sales deemed to be an “at the market offering” as defined in Rule 415(a) of the Securities Act, including sales made directly through The Nasdaq Global Market or on any other existing trading market for its Common Stock. Pursuant to the Sales Agreement, during the year ended December 31, 2021, the Company sold a total of 827,094 shares of Common Stock for total net proceeds of approximately $10.0 million. During the three and nine months ended September 30, 2022, the Company sold a total of 305,517 and 310,417 shares of Common Stock for total net proceeds of approximately $468 thousand and $512 thousand, respectively.

AYALA PHARMACEUTICALS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES (continued):

Going Concern

Going Concern

The Company has incurred recurring losses since inception as a research and development organization and has an accumulated deficit of $139.6 million as of September 30, 2022. For the nine months ended September 30, 2022, the Company used approximately $26.3 million of cash in operations. The Company has relied on its ability to fund its operations through public and private equity financings. The Company expects operating losses and negative cash flows to continue at significant levels in the future as it continues its clinical trials. As of September 30, 2022, the Company had approximately $11.5 million in cash and cash equivalents and restricted bank deposits, which, without additional funding, the Company believes will not be sufficient to meet its obligations within the next twelve months from the date of issuance of these condensed consolidated financial statements. The Company plans to continue to fund its operations through public or private debt and equity financings, but there can be no assurances that such financing will continue to be available to the Company on satisfactory terms, or at all. If the Company is unable to obtain funding, the Company would be forced to delay, reduce, or eliminate its research and development programs, which could adversely affect its business prospects, or the Company may be unable to continue operations. As such, those factors raise substantial doubt about the Company’s ability to continue as a going concern.

The unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Therefore, the unaudited condensed consolidated financial statements for the three and nine months ended September 30, 2022, do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.

Recently issued and adopted pronouncements

Recently issued and adopted pronouncements

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2020. The Company elected to early adopt ASU 2020-06 on January 1, 2022. Adoption of the standard did not have a material impact on the financial statements.